Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 6 Goodwill

In 2016, the Company completed the TransFirst acquisition resulting in an additional $1.7 billion of goodwill being recorded. In addition, there was a downward adjustment to goodwill of $584,000 related to income tax reserves associated with the Netspend acquisition. In 2015, the Company adjusted the Netspend goodwill allocation to include an additional $627,000 for an adjustment to the sales tax reserves associated with the acquisition.

The gross amount and accumulated impairment losses of goodwill as of December 31, 2016 and 2015 are as follows:

	2016
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$96,733	2,144,061	1,034,170	$3,274,964
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$94,946	2,141,836	1,034,170	$3,270,952

	2015
	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$99,877	415,973	1,033,586	$1,549,436
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$98,090	413,748	1,033,586	$1,545,424

Below are the balances of goodwill as of December 31, 2016 and 2015 along with the related changes in carrying value.

(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Balance as of December 31, 2014	$100,690	413,748	1,032,959	$1,547,397
Netspend tax adjustment	-	-	627	627
Currency translation adjustments	(2,600)	-	-	(2,600)
Balance as of December 31, 2015	$98,090	413,748	1,033,586	$1,545,424
Netspend tax adjustment	-	-	584	584
TransFirst acquisition	-	1,728,088	-	1,728,088
Currency translation adjustments	(3,144)	-	-	(3,144)
Balance as of December 31, 2016	$94,946	2,141,836	1,034,170	$3,270,952

Refer to Note 23 for more information on acquisitions.